EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 16—EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income attributable to McDermott International, Inc. by the weighted average number of common shares outstanding during the period. Diluted earnings per share equals net income attributable to McDermott International, Inc. divided by the weighted average common shares outstanding adjusted for the dilutive effect of our stock–based awards and common stock purchase contracts.

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2016	2015	2014
	(In thousands, except share and per share amounts)
Net income (loss) attributable to McDermott International, Inc.	$34,117	$(17,983)	$(75,994)

Weighted average common stock (basic)	240,359,363	238,240,763	237,229,086
Effect of dilutive securities:
Tangible equity units	40,824,938	-	-
Stock options, restricted stock and restricted stock units	2,999,938	-	-
Potential dilutive common stock	284,184,239	238,240,763	237,229,086

Net income (loss) per share
Net income (loss) attributable to McDermott International, Inc.
Basic:	$0.14	$(0.08)	$(0.32)
Diluted:	$0.12	$(0.08)	$(0.32)

Approximately 2.2 million, 2.9 million and 3.1 million shares underlying outstanding stock-based awards were excluded from the computation of diluted earnings per share in 2016, 2015 and 2014, respectively, because inclusion of such shares would have been antidilutive in each of those years.

Potential dilutive common shares for the settlement of our common stock purchase contracts, a component of our TEUs, of 40.9 million and 30.7 million shares were considered in the calculation of diluted weighted-average shares in 2015 and 2014, respectively. Restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) totaling 2.4 million were also considered in the calculation of diluted weighted average shares for 2015. However, due to our net loss position in 2015 and 2014, shares underlying TEUs, RSUs, and RSAs have not been reflected in the diluted earnings per share, because inclusion of those shares would have been antidilutive.